Cover	Dec. 10, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 10, 2019
Entity File Number	000-50307
Entity Registrant Name	FORMFACTOR, INC.
Entity Central Index Key	0001039399
Entity Tax Identification Number	13-3711155
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7005 Southfront Road
Entity Address, City or Town	Livermore
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94551
City Area Code	(925)
Local Phone Number	290-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	“FORM”
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false